CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net income	$ 704	$ 1,664	$ 1,960	$ 3,519
Items that may be reclassified to net income
Financial contracts and power sale agreements	(134)	43	(130)	74
Marketable securities	(4)	(9)	41	(10)
Equity accounted investments	(82)	(6)	(78)	6
Foreign currency translation	45	(2,651)	311	(2,342)
Income taxes	18	(52)	7	(71)
Other comprehensive income that may be reclassified to net income	(157)	(2,675)	151	(2,343)
Items that will not be reclassified to net income
Revaluations of property, plant and equipment	2	179	2	178
Revaluation of pension obligations	(8)	3	(15)	8
Equity accounted investments	(3)	2	(4)	2
Marketable securities	(105)	227	262	302
Income taxes	4	(84)	(46)	(83)
Other comprehensive income that will not be reclassified to net income	(110)	327	199	407
Other comprehensive income	(267)	(2,348)	350	(1,936)
Comprehensive income	437	(684)	2,310	1,583
Attributable to:
Net income attributable to shareholders	399	680	1,014	1,537
Other comprehensive income	(160)	(645)
Comprehensive income	239	35	1,074	1,033
Net income	305	984	946	1,982
Other comprehensive income	(107)	(1,703)		(1,432)
Comprehensive income	$ 198	$ (719)	$ 1,236	$ 550